Convertible Debentures (Details)					2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 29, 2022 USD ($) shares	Apr. 28, 2021 USD ($) shares	Jun. 19, 2020 USD ($) item $ / shares	Nov. 22, 2019 USD ($) item $ / shares	Mar. 11, 2021 USD ($) shares	Aug. 13, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 20, 2022 $ / shares	Jan. 27, 2022 $ / shares	Aug. 14, 2021 $ / shares	Jan. 22, 2021 USD ($) $ / shares	Nov. 13, 2020 USD ($) $ / shares	Sep. 15, 2020 USD ($) $ / shares	Aug. 14, 2020 USD ($)	Jul. 17, 2020 USD ($)	Mar. 09, 2020 USD ($) $ / shares	Dec. 30, 2019 USD ($)
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares														$ 3.00
Principal amount of debt whose floor price is amended														$ 200,000
Common stock, share price (in dollars per share) | $ / shares											$ 1.00
Issuance cost incurred								$ 230,000
Amortization of debt issuance cost								0
Amortization of debentures discount								$ 131,688
Conversion of principal due and accrued and unpaid interest of convertible debenture									$ 741,785
Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Debt Instrument [Line Items]
Maturity term				12 months
Aggregate principal amount				$ 5,000,000
Interest rate (as a percent)				5.00%
Conversion price (in dollars per share) | $ / shares													$ 3.00	$ 1.00	$ 3.00
Percentage of the average of the four lowest daily VWAPs considered for determination of minimum conversion price (as a percent)				93.00%
Number of lowest daily VWAPs considered for determination of minimum conversion price | item				10
Conversion floor price (in dollars per share) | $ / shares													$ 0.80	$ 1.00	$ 1.00
Threshold consecutive trading days for triggering event | item				10
Stock price trigger (in dollars per share) | $ / shares				$ 3.00
Redemption premium (as a percent)				10.00%
Redemption premium payment period				6 months
Redemption premium on principal (as a percent)				20.00%
Deferral period for monthly payment				30 days
Deferral fee (as a percent)				10.00%
Percentage of the average of the daily VWAP considered for determination of deferral fee			93.00%	100.00%
Threshold number of consecutive trading days over which the daily VWAPs considered for determination of deferral fee | item				10
Percentage of the average of the four lowest daily VWAPs considered for determination of deferral fee (as a percent)				93.00%
Number of lowest daily VWAPs considered for determination of deferral fee | item				4
Threshold number of consecutive trading days over which the lowest daily VWAPs considered for determination of deferral fee | item				10
Principal amount of debt whose floor price is amended													$ 400,000	$ 600,000	$ 1,400,000
Beneficial conversion feature			$ 259,540
Number of shares issued upon conversion | shares					1,125,182	1,847,167	2,063,971
Conversion of principal due and accrued and unpaid interest of convertible debenture					$ 1,046,328	$ 2,062,191	$ 2,084,904
Conversion option embedded in Debenture entirety accounted for a liability with Debenture																		$ 1,000,000
Convertible Debentures issued on November 22, 2019 & December 30, 2019
Debt Instrument [Line Items]
Aggregate principal amount			$ 4,000,000
Conversion floor price (in dollars per share) | $ / shares			$ 3.00
Principal amount of debt whose floor price is amended			$ 200,000
Convertible Debentures issued on November 22, 2019
Debt Instrument [Line Items]
Aggregate principal amount				$ 2,000,000
Conversion floor price (in dollars per share) | $ / shares			$ 1.00
Convertible Debentures issued on December 30, 2019
Debt Instrument [Line Items]
Aggregate principal amount																			$ 2,000,000
Conversion floor price (in dollars per share) | $ / shares			$ 1.00
Convertible Debentures issued on March 9, 2020
Debt Instrument [Line Items]
Aggregate principal amount																		$ 1,000,000
Conversion floor price (in dollars per share) | $ / shares																		$ 3.00
Common stock, share price (in dollars per share) | $ / shares																		$ 2.33
Convertible Debenture issued on June 19, 2020, July 17, 2020, August 14, 2020, and November 13, 2020
Debt Instrument [Line Items]
Maturity term			12 months
Aggregate principal amount			$ 2,000,000
Interest rate (as a percent)														5.00%
Conversion price (in dollars per share) | $ / shares			$ 2.50
Percentage of the average of the four lowest daily VWAPs considered for determination of minimum conversion price (as a percent)			93.00%
Number of lowest daily VWAPs considered for determination of minimum conversion price | item			4
Conversion floor price (in dollars per share) | $ / shares			$ 2.50									$ 0.80
Threshold consecutive trading days for triggering event | item			10
Stock price trigger (in dollars per share) | $ / shares			$ 2.50
Threshold number of consecutive trading days over which the lowest daily VWAPs considered for determination of minimum conversion price | item			10
Redemption premium (as a percent)			10.00%
Redemption premium payment period			6 months
Redemption premium on principal (as a percent)			20.00%
Deferral period for monthly payment			30 days
Deferral fee (as a percent)			10.00%
Beneficial conversion feature			$ 259,540
Beneficial ownership (as a percent)			4.99%
Period for providing written notice for not to convert debentures			65 days
Period after the date of issuance for triggering event			180
Number of shares issued upon conversion | shares		912,532
Conversion of principal due and accrued and unpaid interest of convertible debenture		$ 730,027
Convertible Debentures issued on June 19, 2020
Debt Instrument [Line Items]
Aggregate principal amount			$ 700,000
Conversion floor price (in dollars per share) | $ / shares			$ 2.50
Common stock, share price (in dollars per share) | $ / shares			$ 1.70
Conversion option embedded in Debenture entirety accounted for a liability with Debenture			$ 700,000
Convertible Debentures issued on July 17, 2020
Debt Instrument [Line Items]
Aggregate principal amount																	$ 700,000
Convertible Debentures issued on August 14, 2020
Debt Instrument [Line Items]
Aggregate principal amount																$ 300,000
Convertible Debentures issued on November 13, 2020
Debt Instrument [Line Items]
Aggregate principal amount														$ 300,000
Convertible debenture issued on June 10, 2021
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares										$ 0.66
Number of shares issued upon conversion | shares	2,136,280
Conversion of principal due and accrued and unpaid interest of convertible debenture	$ 1,409,945
Minimum
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 3.00
Minimum | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 5.06
Minimum | Convertible Debenture issued on June 19, 2020, July 17, 2020, August 14, 2020, and November 13, 2020
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 3.00